Financial Instruments (Details 1) - Interest rate risk [Member] - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 19,851,138	$ 18,654,590
Total Financial Liabilities	$ (2,055,247)	$ (2,055,247)
Average Interest Rate	0.42%	1.09%
Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	$ (2,718,174)	$ (2,055,247)
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 14,399,904	$ 15,235,555
Average Interest Rate	0.42%	1.09%
Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	$ 4,829,497	$ 3,152,410
Other current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	621,737	266,625
Other non-current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Floating Interest Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	1,400,257	8,925,124
Total Financial Liabilities
Floating Interest Rate [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities
Floating Interest Rate [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	1,400,257	8,925,124
Floating Interest Rate [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Floating Interest Rate [Member] | Other current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Floating Interest Rate [Member] | Other non-current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	3,205,042	6,192,713
Total Financial Liabilities
Fixed Interest [Member] | 1 year or less [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities
Fixed Interest [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Total Financial Liabilities
Fixed Interest [Member] | 1-5 years [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities
Fixed Interest [Member] | Cash and cash equivalents [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	3,205,042	6,192,713
Fixed Interest [Member] | Cash and cash equivalents [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Trade and other receivables [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Trade and other receivables [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Other current assets [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Other current assets [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Other non-current assets [Member] | 1 year or less [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Fixed Interest [Member] | Other non-current assets [Member] | 1-5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets
Non-Interest bearing [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	15,245,839	3,536,753
Total Financial Liabilities	(2,055,247)	(2,055,247)
Non-Interest bearing [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Liabilities	(2,718,174)	(2,055,247)
Non-Interest bearing [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	9,794,605	117,718
Non-Interest bearing [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	4,829,497	3,152,410
Non-Interest bearing [Member] | Other current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets	621,737	266,625
Non-Interest bearing [Member] | Other non-current assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total Financial Assets